Loans (Details 4) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Multifamily and Farmland
Amortized Cost	$ 0	$ 0
Allowance for Credit Losses	0	0
Construction and land development
Amortized Cost	58	37
Allowance for Credit Losses	1	0
Single-Family Residential
Amortized Cost	3,642	3,720
Allowance for Credit Losses	31	0
Commercial
Amortized Cost	476	426
Allowance for Credit Losses	55	0
Total real estate loans
Amortized Cost	4,176	4,183
Allowance for Credit Losses	87	0
Commercial Loans (Not Secured by Real Estate)
Amortized Cost	0	248
Allowance for Credit Losses	0	0
Consumer Loans (Not Secured by Real Estate)
Amortized Cost	0	0
Allowance for Credit Losses	0	0
Total loans (not secured by real estate)
Amortized Cost	87	4,431
Allowance for Credit Losses	$ 4,176	$ 0